FINANCIAL RISK MANAGEMENT - Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Corporate cash and financial assets	$ 812	$ 891
Availability under committed credit facilities	3,175	3,100
Commercial paper	(989)	(464)
Draws on credit facility	(222)	(96)
Commitments under credit facility	(8)	(12)
Corporate liquidity	$ 2,768	$ 3,419